Schedule of Derivative Liabilities at Fair Value (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 1	263,143
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 2	245,983
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 3	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 4	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 5	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 6	180,306
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 7	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 8	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 9	0
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 10	(18,252)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 11	17,160
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 12	65,677
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 13	244,891
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 14	263,143
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 15	245,983